T. ROWE PRICE Retirement Blend 2035 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 17.2%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  7,211 9,781 1,099 1,670,978 15,908
U.S. Treasury Long-Term Index
Fund  3,527 3,822 518 882,925 6,613
International Bond Fund (USD
Hedged)  2,604 2,885 461 629,734 5,290
Dynamic Global Bond Fund  1,854 2,175 350 470,503 3,642
Emerging Markets Bond Fund  1,149 1,656 181 308,344 2,781
High Yield Fund  1,131 1,712 180 471,346 2,762
Floating Rate Fund  574 489 115 104,533 971
U.S. Limited Duration TIPS Index
Fund  6 541 9 59,323 538
Total Bond Mutual Funds (Cost $39,150) 38,505
EQUITY MUTUAL FUNDS 80.8%
T. Rowe Price Funds:
Equity Index 500 Fund  30,313 28,207 8,990 434,919 58,405
International Equity Index Fund  13,189 12,250 1,704 1,595,409 25,511
Growth Stock Fund  8,655 8,309 1,417 190,939 18,422
Value Fund  8,206 8,864 1,056 405,908 18,063
Real Assets Fund  4,117 7,433 709 813,839 11,068
International Value Equity Fund  3,734 3,682 557 453,870 7,348
International Stock Fund  3,674 3,421 525 365,075 7,082
Mid-Cap Index Fund  3,312 3,055 503 379,521 7,067
Small-Cap Index Fund  3,225 3,006 658 430,506 6,324
Emerging Markets Discovery
Stock Fund  2,933 2,594 624 391,135 5,136
Emerging Markets Stock Fund  2,348 2,166 342 122,548 4,186
Mid-Cap Growth Fund  1,827 1,854 217 35,759 3,818
Mid-Cap Value Fund  1,492 1,547 276 93,835 3,073
Small-Cap Value Fund  1,384 1,545 186 57,368 2,974
New Horizons Fund (3) 1,074 1,002 131 37,110 2,219
Total Equity Mutual Funds (Cost $161,388) 180,696

T. ROWE PRICE Retirement Blend 2035 Fund

$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (4) 3,655 6,686 5,793 4,547,906 4,548
Total Short-Term Investments (Cost $4,548) 4,548
Total Investments in Securities 100.0%
(Cost $205,086) $ 223,749
Other Assets Less Liabilities (0.0)% (67)
Net Assets 100.0% $ 223,682
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $91 and
$91, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (9) $ (37) $ 8
Emerging Markets Bond Fund  (13) 157 92
Emerging Markets Discovery Stock Fund  (33) 233 173
Emerging Markets Stock Fund  (29) 14 92
Equity Index 500 Fund  86 8,875 486
Floating Rate Fund  (3) 23 52
Growth Stock Fund  539 2,875 55
High Yield Fund  (11) 99 108
International Bond Fund (USD Hedged)  (36) 262 17
International Equity Index Fund  (9) 1,776 676
International Stock Fund  — 512 106
International Value Equity Fund  6 489 216
Mid-Cap Growth Fund  182 354 23
Mid-Cap Index Fund  15 1,203 58
Mid-Cap Value Fund  144 310 46
New Horizons Fund  2 274 —
QM U.S. Bond Index Fund  (83) 15 344
Real Assets Fund  (21) 227 223
Small-Cap Index Fund  (1) 751 78
Small-Cap Value Fund  57 231 34
U.S. Limited Duration TIPS Index Fund  — — 2
U.S. Treasury Long-Term Index Fund  (95) (218) 140
Value Fund  212 2,049 283
U.S. Treasury Money Fund, 5.40% — — 167
Affiliates not held at period end (1) — —
Totals $ 899# $ 20,474 $ 3,479+
# Capital gain distributions from underlying Price funds represented $1,108 of the net realized gain (loss).
+ Investment income comprised $3,479 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2035 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Blend 2035 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Retirement Blend 2035 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1350-054Q3 02/24